Accounts Payable and Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 251,597	¥ 1,629,794	¥ 1,703,029
Accrued operating expenses	789,309	5,112,984	3,694,869
Tax payable	51,570	334,058	624,781
Interest payable	19,729	127,799	121,907
Users' and distributors' deposits	137,099	888,098	354,459
Purchase of fixed assets and spare parts	230,936	1,495,958	1,314,841
Traffic acquisition costs	286,046	1,852,949	1,159,362
Bandwidth costs	166,825	1,080,657	748,072
Content acquisition costs	281,147	1,821,217	718,072
Fund collected on behalf of service providers	253,243	1,640,460	1,563,564
Payable to merchants	123,697	801,282	359,190
Others	162,853	1,054,936	602,747
Accounts payable and accrued liabilities	$ 2,754,051	¥ 17,840,192	¥ 12,964,893